Retirement Plans (Tables)	12 Months Ended
Sep. 27, 2013
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The net periodic benefit cost for the Company's defined benefit pension plans is as follows:

	U.S. Plans			Non-U.S. Plans
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Service cost	$2	$4	$4	$16	$16	$18
Interest cost	17	25	28	15	17	16
Expected return on plan assets	(29)	(30)	(31)	(11)	(13)	(13)
Amortization of prior service cost	—	—	1	—	—	—
Amortization of net actuarial loss	17	21	19	4	4	5
Plan settlements and curtailments	5	—	13	—	—	1
Net pension costs related to Mallinckrodt	(7)	(12)	(26)	(4)	(3)	(5)
Net periodic benefit cost included in continuing operations	$5	$8	$8	$20	$21	$22
Weighted-average assumptions used to determine net pension cost during the year:
Discount rate	3.5%	4.4%	4.9%	3.6%	4.4%	4.2%
Expected return on plan assets	7.4%	7.4%	7.4%	4.0%	4.4%	4.6%
Rate of compensation increase	—%	2.8%	2.8%	3.5%	3.5%	3.6%

Changes in Projected Benefit Obligations, Fair Value of Plan Asset and Funded Status
The following table represents the changes in benefit obligations, plan assets and the net amounts recognized on the consolidated balance sheet for the Company's defined benefit plans at the end of fiscal 2013 and 2012:

	U.S. Plans		Non-U.S. Plans
(Dollars in Millions)	2013	2012	2013	2012
Change in benefit obligations:
Projected benefit obligations at beginning of year	$641	$603	$450	$396
Service cost	2	4	16	16
Interest cost	17	25	15	17
Employee contributions	—	—	2	2
Actuarial (gain) loss	(13)	54	25	46
Benefits and administrative expenses paid	(49)	(45)	(18)	(19)
Plan settlements	—	—	(1)	(1)
Currency translation and other	—	—	(7)	(7)
Transfer to Mallinckrodt	(403)	—	(146)	—
Projected benefit obligations at end of year	$195	$641	$336	$450
Change in plan assets:
Fair value of plan assets at beginning of year	$486	$430	$315	$288
Actual return on plan assets	17	73	32	31
Employer contributions	52	28	23	19
Employee contributions	—	—	2	2
Benefits and administrative expenses paid	(49)	(45)	(18)	(19)
Plan settlements	—	—	(1)	(1)
Currency translation and other	—	—	(6)	(5)
Transfer to Mallinckrodt	(331)	—	(131)	—
Fair value of plan assets at end of year	$175	$486	$216	$315
Funded status at end of year	$(20)	$(155)	$(120)	$(135)
Amounts recognized on the consolidated balance sheet:
Non-current assets	$11	$3	$1	$16
Current liabilities	—	(3)	(3)	(3)
Non-current liabilities	(31)	(155)	(118)	(148)
Net amount recognized on the consolidated balance sheet	$(20)	$(155)	$(120)	$(135)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$(62)	$(220)	$(86)	$(89)
Prior service credit	—	—	5	7
Net amount recognized in accumulated other comprehensive income	$(62)	$(220)	$(81)	$(82)
Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	4.3%	3.5%	3.5%	3.6%
Rate of compensation increase	—%	—%	3.3%	3.5%

Schedule of Accumulated and Projected Benefit Obligations
Additional information related to the Company’s pension plans at the end of fiscal 2013 and 2012 was as follows:

	U.S. Plans		Non-U.S. Plans
(Dollars in Millions)	2013	2012	2013	2012
Accumulated benefit obligation	$195	$641	$298	$412
Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$63	$627	$205	$299
Fair value of plan assets	$32	$468	$120	$180
Pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$63	$627	$253	$339
Fair value of plan assets	$32	$468	$132	$188

Schedule of Allocation of Plan Assets
Pension plans have the following weighted-average asset allocations at the end of each fiscal year:

	U.S. Plans		Non-U.S. Plans
	2013	2012	2013	2012
Equity securities	34%	49%	51%	33%
Debt securities	65	49	27	52
Cash and cash equivalents	1	1	2	1
Other	—	1	20	14
Total	100%	100%	100%	100%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a summary of the changes in the fair value measurements that used significant unobservable inputs (level 3) for fiscal 2012 and 2013:

(Dollars in Millions)	Insurance Contracts	Other	Total
Balance at September 30, 2011	$110	$1	$111
Net unrealized gains	16	—	16
Net purchases, sales and issuances	(3)	3	—
Currency translation	(6)	—	(6)
Balance at September 28, 2012	117	4	121
Net unrealized gains	6	—	6
Net purchases, sales and issuances	3	—	3
Currency translation	2	(1)	1
Transfer to Mallinckrodt	(113)	—	(113)
Balance at September 27, 2013	$15	$3	$18

Schedule of Expected Benefit Payments
Benefit payments expected to be paid, reflecting future expected service as appropriate, are as follows:

(Dollars in Millions)	U.S. Plans	Non-U.S. Plans
Fiscal 2014	$28	$11
Fiscal 2015	15	12
Fiscal 2016	14	12
Fiscal 2017	14	13
Fiscal 2018	14	13
Fiscal 2019–2023	61	82

Domestic Tax Authority
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Assets Measured on Recurring Basis

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. small/mid cap	$31	$31	$—
U.S. large cap	133	133	—
Non-U.S.	75	75	—
Debt securities:
Diversified fixed income funds(1)	202	202	—
High yield bonds	21	21	—
Emerging market debt	16	16	—
Other	8	6	2
Total	$486	$484	$2

(1)	Diversified fixed income funds consist of U.S. Treasury bonds, mortgage-backed securities, corporate bonds, asset-backed securities and U.S. agency bonds.
The following tables provide a summary of plan assets held by the Company’s U.S. plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
U.S. small/mid cap	$8	$8	$—
U.S. large cap	33	33	—
Non-U.S.	19	19	—
Debt securities:
Diversified fixed income funds(1)	105	105	—
High yield bonds	5	5	—
Emerging market debt	3	3	—
Other	2	2	—
Total	$175	$175	$—

Foreign Tax Authority
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets	The weighted-average target allocation for the Company’s non-U.S. pension plans at the end of fiscal 2013 is as follows:

Equity securities	50%
Debt securities	33
Cash and other	17
Total	100%

Fair Value, Assets Measured on Recurring Basis

(Dollars in Millions)	2012	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. large cap	$17	$—	$17	$—
Non-U.S.	85	12	73	—
Debt securities:
U.S. debt	3	—	3	—
Non-U.S. corporate debt	19	—	19	—
Non-U.S. government bonds	33	2	31	—
Insurance contracts	133	—	16	117
Diversified/co-mingled funds	13	4	9	—
Other	12	2	6	4
Total	$315	$20	$174	$121
The following tables provide a summary of plan assets held by the Company’s non-U.S. plans that are measured at fair value on a recurring basis at the end of fiscal 2013 and 2012:

(Dollars in Millions)	2013	Basis of Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
U.S. large cap	$20	$—	$20	$—
Non-U.S.	87	14	73	—
Debt securities:
U.S. debt	6	1	5	—
Non-U.S. corporate debt	22	—	22	—
Non-U.S. government bonds	35	1	34	—
Insurance contracts	28	—	13	15
Diversified/co-mingled funds	9	5	4	—
Other	9	1	5	3
Total	$216	$22	$176	$18